BASIS OF PREPARATION (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 02, 2022
Disclosure of Exchange Rates [Line Items]
Cash and cash equivalents	$ 512,614,742	$ 528,892,000	$ 900,606,000	$ 82,314,000
EUR to USD
Disclosure of Exchange Rates [Line Items]
Closing rates	1.047414	1.092998	1.131610	1.227100	1.0692
Average rate	1.092998	1.202483	1.183269	1.147000